Basis of Presentation - Summary of Financial Position Reclassified to Discontinued Operations (Details) - CAD ($) $ in Thousands	Jan. 31, 2026	Apr. 30, 2025	Jan. 31, 2025
Current assets
Cash	$ 14,072	$ 10,665	$ 12,915
Amounts receivable, net	1,883	4,115
Inventory	490	2,095
Unbilled revenue	936	548
Prepaid expenses	1,244	1,188
Deposit On Equipment	26	502
Property and equipment	4,020	15,762
Intangible assets	0	1,067
Goodwill	0	8,230
Total assets	22,987	44,441
Current liabilities
Accounts payable and accrued liabilities	3,334	5,283
Deferred revenue	941	1,090
Income taxes payable	328	475
Leases	427
Total liabilities	8,127	20,815
Total liabilities and shareholders' equity	22,987	$ 44,441
Discontinued Operations
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expenses	817
Deposit On Equipment	486
Property and equipment	11,388
Intangible assets	1,067
Goodwill	8,289
Total assets	28,072
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429
Total liabilities	12,229
Net assets included in discontinued operations	$ 15,843